SHAREHOLDERS' EQUITY - Long-term Incentive Plans - Activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2018 shares
Number of units
Balance, beginning of year (in shares)	5,190
Granted (in shares)	1,622
Vested (in shares)	(3,206)
Forfeited (in shares)	(91)
Balance, end of year (in shares)	3,515
Deferred Share Unit
Number of units
Balance, beginning of year (in shares)	368
Granted (in shares)	78
Vested (in shares)	(55)
Balance, end of year (in shares)	391
Performance Shares
Number of units
Balance, beginning of year (in shares)	2,713
Granted (in shares)	735
Vested (in shares)	(2,071)
Forfeited (in shares)	(6)
Balance, end of year (in shares)	1,371
Restricted Stock Units (RSUs)
Number of units
Balance, beginning of year (in shares)	2,109
Granted (in shares)	809
Vested (in shares)	(1,080)
Forfeited (in shares)	(85)
Balance, end of year (in shares)	1,753